GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                            COLI VUL-2 Series Account
                          Semi-Annual Report Form N-30D
                         File Nos. 811-09201, 333-70963

         The information required to be contained in this report for the period ending June 30, 2003 includes the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference.

American Century Variable Portfolios, Inc.:

American Century VP Income & Growth
File No. 811-05188
Form N-CSR
Filed via EDGAR and accepted August 19, 2003
Accession No. 0000814680-03-000008

American Century VP International
File No. 811-05188
Form N-CSR
Filed via EDGAR and accepted August 19, 2003
Accession No. 0000814680-03-000008

American Century VP Ultra
File No. 811-05188
Form N-CSR
Filed via EDGAR and accepted August 19, 2003
Accession No. 0000814680-03-000008

American Century VP Value
File No. 811-05188
Form N-CSR
Filed via EDGAR and accepted August 19, 2003
Accession No. 0000814680-03-000008

Dreyfus Stock Index Fund, Inc.:

Dreyfus Stock Index Fund
File No. 811-05719
Form N-CSR
Filed via EDGAR and accepted August 18, 2003
Accession No. 0000846800-03-000007

Dreyfus Variable Investment Fund:

Appreciation Portfolio
File No. 811-05125
Form N-CSR
File via EDGAR and accepted on August 19, 2003
Accession No. 0000813383-03-000014

Growth and Income Portfolio
File No. 811-05125
Form N-CSR
File via EDGAR and accepted on August 19, 2003
Accession No. 0000813383-03-000014

Federated Insurance Series:

Federated American Leaders Fund II
File No. 811-08042
Form N-CSR
Filed via EDGAR and accepted on August 28, 2003
Accession No. 0001056288-03-000537

Federated Growth Strategies Fund II
File No. 811-08042
Form N-CSR
Filed via EDGAR and accepted on August 28, 2003
Accession No. 0001056288-03-000537

Federated High Income Bond Fund II
File No. 811-08042
Form N-CSR
Filed via EDGAR and accepted on August 28, 2003
Accession No. 0001056288-03-000537

Federated International Equity Fund II
File No. 811-08042
Form N-CSR
Filed via EDGAR and accepted on August 28, 2003
Accession No. 0001056288-03-000537

Fidelity Variable Insurance Products Fund II:

Contrafund(R) Portfolio
File No. 811-05511
Form N-CSR
Filed via EDGAR and accepted on August 29, 2003
Accession No. 0000831016-03-000009

Growth Portfolio
File No. 811-05511
Form N-CSR
Filed via EDGAR and accepted on August 29, 2003
Accession No. 0000831016-03-000009

Investment Grade Bond Portfolio
File No. 811-05511
Form N-CSR
Filed via EDGAR and accepted on August 29, 2003
Accession No. 0000831016-03-000009

INVESCO Variable Investments Funds, Inc.:

VIF - Core Equity Fund
File No. 811-08038
Form N-CSR
Filed via EDGAR and accepted on September 4, 2003
Accession No. 0000912744-03-000012

VIF - Financial Services Fund
File No. 811-08038
Form N-CSR
Filed via EDGAR and accepted on September 4, 2003
Accession No. 0000912744-03-000012

VIF - Health Sciences Fund
File No. 811-08038
Form N-CSR
Filed via EDGAR and accepted on September 4, 2003
Accession No. 0000912744-03-000012

VIF - High Yield Fund
File No. 811-08038
Form N-CSR
Filed via EDGAR and accepted on September 4, 2003
Accession No. 0000912744-03-000012

VIF - Technology Fund
File No. 811-08038
Form N-CSR
Filed via EDGAR and accepted on September 4, 2003
Accession No. 0000912744-03-000012

Janus Aspen Series:

Janus Aspen Balanced Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on August 22, 2003
Accession No. 0000906185-03-000009

Janus Aspen Capital Appreciation Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on August 22, 2003
Accession No. 0000906185-03-000009

Janus Aspen Flexible Income Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on August 22, 2003
Accession No. 0000906185-03-000009

Janus Aspen Growth Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on August 22, 2003
Accession No. 0000906185-03-000009

Janus Aspen Mid-Cap Growth Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on August 22, 2003
Accession No. 0000906185-03-000009

Janus Aspen Worldwide Growth Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on August 22, 2003
Accession No. 0000906185-03-000009

Maxim Series Fund, Inc.:

Maxim Ariel Small-Cap Value Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000100

Maxim Ariel Mid-Cap Value Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000097

Maxim Loomis-Sayles Bond Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000102

Maxim INVESCO ADR Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000105

Maxim INVESCO Balanced Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000107


Maxim INVESCO Small-Cap Growth Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000104

Maxim Money Market Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000085

Maxim T. Rowe Price Equity/Income Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000103

Maxim U.S. Government Securities Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000088

Maxim Aggressive Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000114

Maxim Moderately Aggressive Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000114

Maxim Moderate Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000114

Maxim Moderately Conservative Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000114

Maxim Conservative Profile I Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000114

Neuberger Berman Advisers Management Trust:

Guardian Portfolio
File No. 811-04255
Form N-CSR
Filed via EDGAR and accepted August 28, 2003
Accession No. 0000943663-03-000379

Partners Portfolio
File No. 811-04255
Form N-CSR
Filed via EDGAR and accepted August 28, 2003
Accession No. 0000943663-03-000379

Socially Responsive Portfolio
File No. 811-04255
Form N-CSR
Filed via EDGAR and accepted August 28, 2003
Accession No. 0000943663-03-000379

STI Classic Variable Trust:

Capital Appreciation Fund
File No. 811-09032
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000935069-03-001080

Growth and Income Fund
File No. 811-09032
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000935069-03-001080

Small Cap Value Equity Fund
File No. 811-09032
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000935069-03-001080